Stock-Based Compensation	6 Months Ended
Jun. 30, 2026
Stock-Based Compensation [Abstract]
Stock-based compensation

Note 6 – Stock-based compensation

The Company has one share-based compensation plan as described below.

Stock Option Plan

In December 2023, the Company adopted the 2023 Equity Incentive Plan, authorizing the issuance of up to 2,000,000 ordinary shares for share-based awards to employees, directors, and consultants. As of the date of this report, no ordinary shares have been granted and outstanding, 862,685 options have been granted and outstanding, of which 688,652 options were granted to certain of our management members and directors.

The following summarize the terms of the 2023 Incentive Plan.

Types of Awards. The 2023 Incentive Plan permits the awards of options, stock appreciation rights, restricted stock, restricted stock units, stock bonus awards and/or performance compensation awards.

Plan Administration. The 2023 Incentive Plan is administered by the Compensation Committee of the Board or any other committee appointed by the Board to administer this Plan (or if no Committee is appointed, the Board). The plan administrator is entitled to determine the participants who are to receive awards, the number of awards to be granted, and the terms and conditions of each award grant.

Eligibility. Employees, directors and officers and the consultants of our company are eligible to participate pursuant to the terms of the 2023 Incentive Plan.

Conditions of Award. The plan administrator shall determine the participants, types of awards, numbers of shares to be covered by awards, terms and conditions of each award, and provisions with respect to the vesting schedule, settlement, exercise, repurchase, cancellation, forfeiture, restrictions, limitations or suspension of awards.

Term of Award. The term of each award shall be fixed by the administrator and is stated in the award agreement between recipient of an award and us. No award shall be granted under the 2023 Incentive Plan after ten years from the date the 2023 Incentive Plan was approved by the board.

Vesting Schedule. In general, the plan administrator determines the vesting schedule, which is set forth in the award agreement. Except for 69,061 has a vesting period of 1 year and 6,925 has a vesting period of 2 year, all option have vested immediately from the date of grant.

Transfer Restrictions. Unless otherwise determined by the administrator of the 2023 Incentive Plan, no award and no right under any such award shall be sold, pledged, assigned, hypothecated, transferred, or disposed of in any manner other than by will or by the laws of descent and distribution or pursuant to a qualified domestic relations order, and shall not be subject to execution, attachment, or similar process.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below. Expected volatilities are based on historical volatilities of the Company’s common stock. An illiquidity discount was estimated which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

The fair value of options granted was determined using the following weighted-average assumptions as of grant date.

2023
Risk-free interest rate	3.93%
Illiquidity Discount	30%
Expected stock price volatility	62.3%
Dividend yield	-%

For the period ended June 30, 2026

	Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Year)	Aggregate Intrinsic Value
		USD		USD
Outstanding at beginning of year	862,685	1.67	7.9	382,121
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at end of the period	862,685	1.67	7.4	382,121
Fully vested and expected to vest	862,685	1.67	7.4	382,121
Exercisable at end of June 30, 2026	862,685	1.67	7.4	382,121

Total compensation cost that has been recognized in profit or loss for the plan was S$32,477 (US$25,256) and nil for the year ended December 31 2025 and for the six months ended June 30, 2026, respectively. No stock options or share awards were granted or exercised during period ended June 30, 2026. The stock-based compensation expense recognized in 2025 related solely to the continued recognition of compensation cost for awards granted in prior years.